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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tinicum Lantern II L.L.C.
Address:   800 Third Avenue
           40th Floor
           New York, New York 10022

Form 13F File Number: 28-12764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Terence M. O'Toole
Title:     Managing Member
Phone:     (212) 446-9300

Signature, Place, and Date of Signing:


/s/ Terence M. O'Toole      New York, New York     February 2, 2010
-----------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 11

Form 13F Information Table Value Total: $189,608 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                         VALUE    SHARES/   SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DSCRETN MANAGERS    SOLE      SHARED     NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ------- -------- ---------- ---------- --------
BREEZE EASTERN CORP           COM             106764103   15,070  2,511,667 SH       SOLE              2,511,667
CHURCHILL DOWNS INC           COM             171484108      747     20,000 SH       SOLE                 20,000
CYMER INC                     COM             232572107   76,960  2,005,203 SH       SOLE              2,005,203
LAWSON PRODS INC              COM             520776105      341     19,300 SH       SOLE                 19,300
NUTRI SYS INC NEW             COM             67069D108   40,521  1,300,000 SH       SOLE              1,300,000
NUTRI SYS INC NEW             COM             67069D108    8,696    279,000 SH  PUT  SOLE                279,000
SIMPSON MANUFACTURING CO INC  COM             829073105    2,840    105,600 SH       SOLE                105,600
TECHNITROL INC                COM             878555101    1,116    254,700 SH       SOLE                254,700
TRIMAS CORP                   COM NEW         896215209   11,929  1,762,100 SH       SOLE              1,762,100
X-RITE INC                    COM             983857103   25,619 11,751,792 SH       SOLE             11,751,792
YOUBET COM INC                COM             987413101    5,769  2,010,211 SH       SOLE              2,010,211